Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee monitors the Company's equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, the Compensation Committee's practice is to approve them at its meeting in April as part of the annual compensation review. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or promotions. We do not schedule our equity grants in anticipation of the release of material non-public information ("MNPI"), nor do we time the release of MNPI based on equity grant dates.
Award Timing Method	The Compensation Committee monitors the Company's equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, the Compensation Committee's practice is to approve them at its meeting in April as part of the annual compensation review. In addition, the Compensation Committee may make grants at any time during the year it deems appropriate, including with respect to new hires or promotions. We do not schedule our equity grants in anticipation of the release of material non-public information ("MNPI"), nor do we time the release of MNPI based on equity grant dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not schedule our equity grants in anticipation of the release of material non-public information ("MNPI"), nor do we time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false